Contingent liabilities and financial commitments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Commitments And Contingencies [Abstract]
Summary of Cases

Case Type	Notes	Case Numbers as at 31 December 2023 (note 31(a))	Case Numbers as at 31 December 2022 (note 31(a))	Change in Number Increase/(decrease)
U.S. tobacco-related actions
Medical reimbursement cases	31(b)	2	2	No change
Class actions	31(c)	19	20	(1)
Individual smoking and health cases	31(d)	202	206	(4)
Engle Progeny Cases	31(e)	305	665	(360)
Broin II Cases	31(f)	1,171	1,183	(12)
Filter Cases	31(g)	35	46	(11)
State Settlement Agreements – Enforcement and Validity	31(h)	4	1	3
Non-U.S. tobacco-related actions
Medical reimbursement cases		18	18	No change
Class actions	31(i)	12	12	No change
Individual smoking and health cases	31(j)	54	51	3
Trials/verdicts/judgments of individual Engle progeny cases from 1 January 2021 through 31 December 2023:

Total number of trials	35
Number of trials resulting in plaintiffs’ verdicts	20*
Total damages awarded in final judgments against RJRT	US$81,492,000 (approximately £64 million)
Amount of overall damages comprising ‘compensatory damages’ (approximately)	US$58,427,000 (of overall US$81,492,000 ) (approximately £46 million of £64 million)
Amount of overall damages comprising ‘punitive damages’ (approximately)	US$23,065,000 (of overall US$81,492,000) (approximately £18 million of £64 million)
Note:
*Of the 20 trials resulting in plaintiffs’ verdicts 1 January 2021 to 31 December 2023 (note 31(k)):

Number of adverse judgments appealed by RJRT (note 31(l))	14
Number of adverse judgments, in which RJRT still has time to file an appeal	0
Number of adverse judgments in which an appeal was not, and can no longer be, sought	6
(Note 31(k)) The 35 trials include two cases that were tried twice (Rutkowski v. R. J. Reynolds Tobacco Co. and Miller v R. J. Reynolds
Tobacco Co.). In each case, the first trial resulted in mistrial, while the second resulted in a verdict for the plaintiff. The 35 trials also include one trial that resulted in a plaintiff verdict and a new trial was ordered, but the case was resolved and later dismissed (Leidinger
v. R. J. Reynolds Tobacco Co.), and two punitive damages retrials for the same case (Ledo v R. J. Reynolds Tobacco Co.).
(Note 31(l)) Of the 14 adverse verdicts appealed by RJRT as a result of judgments arising in the period 1 January 2021 to 31 December 2023:
a.six appeals remain undecided in the District Courts of Appeal;
b.two judgments were affirmed and paid;
c.one judgment was reversed and remanded for new trial on the plaintiff's entitlement to punitive damages;
d.one judgment was affirmed and review of the Florida Supreme Court not sought; and
e.there were four appeals in which the cases were resolved and the appeals dismissed.

Case Type	U.S. Case Numbers 31 December 2023	U.S. Case Numbers 31 December 2022	Change in Number Increase / (Decrease)
Individual Smoking and Health Cases (note 31(m))	202	206	(4)
Engle Progeny Cases (Number of Plaintiffs) (note 31(n))	305 (380)	665 (838)	(360) (458)
Broin II Cases (note 31(o))	1,171	1,183	(12)
Filter Cases (note 31(p))	35	46	(11)

Operating Subsidiaries' Expenses and Payments under State Settlement Agreements	Reynolds American’s operating subsidiaries’ expenses and payments under the State
Settlement Agreements for 2020, 2021, 2022 and 2023 and the projected expenses and payments for 2024 and onwards are set forth below (in millions of US dollars)*:

	2020	2021	2022	2023	2024	2025 and thereafter
Settlement expenses	$3,572	$3,420	$2,951	$2,516
Settlement cash payments	$2,848	$3,744	$3,129	$2,874
Projected settlement expenses					>$2,100	>$2,100
Projected settlement cash payments					>$2,500	>$2,100
Note:
*Subject to adjustments for changes in sales volume, inflation, operating profit and other factors. Payments are allocated among the companies on the basis of relative market share or other methods.

Closed Litigation Matters Explanatory	The following matters on which the Company reported in the contingent liabilities and financial commitments note 31 to the
Company’s 2022 financial statements have been dismissed, concluded or resolved as noted below:

Matter	Jurisdiction	Companies named as Defendants	Description	Disposition
Distributor Customs Dispute	Qatar	British American Tobacco Middle East S.P.C.	Indemnity Litigation	Resolved
Carlson/Alloway/Wolfe asbestos litigation	U.S.	BATUS Holdings Inc	Personal Injury	Voluntary dismissal by plaintiffs
Philip Morris Products S.A. EP (UK) patent counterclaim ('Glo' tobacco heating devices)	UK	Nicoventures Trading Limited, British American Tobacco (Investments) Limited	IP	Court judgment of dismissal in favour of Defendants
Jones v American Tobacco Co	Missouri	RJRT, B&W, Lorillard Tobacco and certain parent companies	Class action	Closed by court as an inactive file

Schedule of Total Future Minimum Lease Payment under Non-cancellable Operating Leases	The total future minimum payments under non-cancellable service contracts based on when payments fall due:

	2023 £m	2022 £m
Service contracts
Within one year	41	45
Between one and five years	46	66
Beyond five years	—	—
	87	111